SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On January 3, 2025, the Company issued 2,767 subordinate voting shares following the exercise of B warrants.

On January 6, 2025, the Company issued 8,808 subordinate voting shares following the exercise of B warrants.

On February 7, 2025, the Company issued 188,000 subordinate voting shares to directors and consultants of the Company following the vesting of RSU’s.

On February 25, 2025, the Company issued 4,000 subordinate voting shares following the exercise of B warrants and 2,462 subordinate voting shares following the exercise of A warrants.

On February 26, 2025, the Company also entered into a placement agent agreement (the “Placement Agreement”) with Aegis Capital Corp. (“Aegis”), pursuant to which the Company engaged Aegis to act as its sole placement agent in connection with the offering. Pursuant to the terms of the Placement Agreement, Aegis agreed to use its best efforts to arrange for the sale of the securities in the offering. As compensation to the placement agent, the Company paid the placement agent placement commission equal to 15.0% of the aggregate gross proceeds from the offering. Aegis will also receive a fee of 10.0% of the proceeds from the cash exercise of any warrants currently outstanding or issued in the Placement, payable on exercise. In addition, the Company agreed to reimburse Aegis for certain out-of-pocket expenses, including reasonable legal fees and disbursements for its counsel.

Also, on February 26, 2025, the Company entered into an exchange agreement (the “Exchange Agreement”) with certain holders of tranches of warrants to purchase subordinate voting shares previously issued by the Company in March 2024 and December 2023 (collectively, the “Old Warrants”). Under the Exchange Agreement, such holders agreed to exchange with the Company some of the outstanding Old Warrants for 2,495,933 new warrants (the “Exchange Warrants”) to purchase subordinate voting shares, substantially similar to the Series B Warrants issued in the Private Placement. If the exercise price of the Exchange Warrants are adjusted to the floor of US$0.76, up to 123,253,146 subordinate voting shares would be issuance upon the exercise of the Exchange Warrants. As a result of the Exchange Agreement, Old Warrants that were exchanged were cancelled as of that date.

On February 28, 2025, the Company completed the transactions contemplated under a securities purchase agreement (the “Purchase Agreement”) with institutional investors for the purchase and sale of approximately US$17.0 million of subordinate voting shares and pre-funded and investor warrants at a price of US$4.17 per subordinate voting unit.

The offering (the “Private Placement”) consisted of the sale of subordinate voting units (or Pre-Funded Units), each consisting of (i) one subordinate voting share or Pre-Funded Warrant, (ii) one Series A Warrant to purchase one subordinate voting share per warrant (the “Series A Warrants”) and (iii) one Series B Warrant to purchase one subordinate voting share per warrant (the “Series B Warrants”). The purchase agreement price per Common Unit was US$4.17 (or US$4.16999 for each Pre-Funded Unit, which is equal to the purchase agreement price per subordinate voting unit sold in the offering minus an exercise price of US$0.00001 per Pre-Funded Warrant). The Pre-Funded Warrants are immediately exercisable. The initial exercise price of each Series A Warrant is US$5.21 per subordinate voting share. The Series A Warrants are exercisable immediately and expire 60 months after the Release Date (as defined in the Purchase Agreement) and may be exercised on a cashless basis if there is not then an effective registration covering the resale of the subordinate voting shares underlying the Series A Warrants. The number of securities issuable under the Series A Warrant is subject to adjustment as described in the Series A Warrant. The initial exercise price of each Series B Warrant is US$12.51 per subordinate voting share. They also include an alternative cashless exercise option, allowing the holder to exercise the Series B Warrant at any time and receive three subordinate voting shares for each subordinate voting share then underlying the Series B Warrant without additional consideration. The Series B Warrants are exercisable immediately and expire 30 months after the Release Date. The number of securities issuable under the Series B Warrant is subject to adjustment as described in the Series B Warrant.

On February 28, 2025, the Company issued 2,065,120 subordinate voting shares following the closing of the Private Placement.